NATURE OF BUSINESS AND ORGANIZATION	12 Months Ended
Jul. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1 – NATURE OF BUSINESS AND ORGANIZATION

On June 13, 2012, Freedom Petroleum Inc. was incorporated under the laws of the State of Nevada. In May 2015, Freedom Petroleum changed its name to Steampunk Wizards, Inc.; and on November 9, 2016, Steampunk Wizards changed its name to Tianci International, Inc. The Company is a holding company. As of July 31, 2024, the Company had one operating subsidiary, Roshing International Co., Limited (“Roshing”). The Company owns 90% of the capital stock of Roshing through RQS United, a wholly-owned subsidiary. The Company’s fiscal year end is July 31.

On February 13, 2023, the Company incorporated a wholly owned subsidiary, Tianci Group Holding Limited, in the Republic of Seychelles.

Reorganization

On March 3, 2023 the Company entered into a Share Exchange Agreement with RQS United Group Limited (“RQS United”) and RQS Capital Limited (“RQS Capital”), which was the sole shareholder of RQS United (the “Exchange Agreement”). RQS United owns 90% of the equity in Roshing International Co., Limited (“Roshing”), which is engaged in the business of providing global logistics services including ocean freight forwarding and related logistics solutions, distributing electronic components and providing software services. Pursuant to the Exchange Agreement, on March 6, 2023 RQS Capital transferred all of the issued and outstanding capital stock of RQS United to the Company, and the Company issued to RQS Capital 1,500,000 shares of our common stock and paid a cash price of $350,000 (the “Share Exchange”). Pursuant to the Exchange Agreement, the Company also issued a total of 700,000 shares of our common stock to nine employees or affiliates of Roshing to induce continued services to Roshing.

As a result of the Share Exchange, RQS United became our wholly-owned subsidiary and the former RQS United stockholder became our controlling stockholder. The share exchange transaction was treated as a reverse acquisition, with RQS United as the acquirer and the Company as the acquired party for accounting purposes. Unless the context suggests otherwise, when we refer in this report to business and financial information for periods prior to the consummation of the reverse acquisition, we are referring to the business and financial information of RQS United and its consolidated subsidiary, Roshing.

Prior to the Share Exchange, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act. As a result of the transactions under the Exchange Agreement, the Company ceased to be a shell company.

RQS United is a holding company incorporated on November 4, 2022 in the Republic of Seychelles. RQS United has no substantive operations other than holding 90% of the outstanding share capital of its subsidiary, Roshing, which was incorporated on June 22, 2011 in Hong Kong, is principally engaged in global logistics services. Less than 4% of its revenue for the year ended July 31, 2024 was derived from other business lines: sales of electronic device hardware components, development of logistics software and websites, technical consulting, and software maintenance. Roshing’s business is primarily carried out in Hong Kong.

Going Concern Uncertainty

The accompanying consolidated Financial Statements have been prepared applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As of July 31, 2023, the Company had cash of $256,342 and a working capital deficit of $284,542. For the year ended July 31, 2023, the Company had total operating revenues of $452,409 and a net loss of $356,089. These factors among others raised substantial doubt about the ability of the Company to continue as a going concern for a reasonable period of time as of October 20, 2023, the issuance date of the July 31, 2023 Financial Statements. As of October 20, 2023, Management plans were to seek debt and/or equity financing to operate until such time as the Company has established sufficient ongoing revenues to cover its costs. The July 31, 2023 financial statements did not include any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As of July 31, 2024, the Company had cash of $413,129 and positive working capital of $788,354. For the year ended July 31, 2024, the Company had total operating revenues of $8,617,265 and net income of $110,320. For these reasons, the Company believes that the going concern uncertainty has been alleviated as of July 31, 2024.